Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 18, 2022	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Entity Incorporation Date Of Incorporation	Jul. 15, 2020
Contract balance		$ 0	$ 0
Material changes		$ 0